LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM DEBT
Schedule of long-term debt

	Senior			Senior
	secured term	Offtake	Stream	secured loan	Total long-
	credit facility	obligation	obligation	facility	term debt
Balance, January 1, 2017	$232,438	$67,702	$201,020	$—	$501,160
Additional advances under the credit facility	85,205	—	—	—	85,205
Interest expense including amortization of discount	48,247	—	—	—	48,247
Settlement of offtake obligation	—	(1,543)	—	—	(1,543)
Loss on financial instruments at fair value	—	11,926	23,000	—	34,926
Balance, December 31, 2017	$365,890	$78,085	$224,020	$—	$667,995
Interest expense including amortization of discount	56,834	—	—	—	56,834
Settlement of offtake obligation	—	(4,423)	—	—	(4,423)
Loss (gain) on financial instruments at fair value	—	(3,593)	20,574	—	16,981
Change in fair value attributable to change in credit risk of financial instruments designated at FVTPL	—	—	(7,594)	—	(7,594)
Repayment of credit facility	(422,724)	—	—	—	(422,724)
Repurchase of stream obligation	—	—	(237,000)	—	(237,000)
Proceeds from loan facility, net of transaction costs	—	—	—	472,051	472,051
Amortization of loan facility transaction costs	—	—	—	95	95
Balance, December 31, 2018	$—	$70,069	$—	$472,146	$542,215
Current portion of long-term debt	—	(7,576)	—	(78,385)	(85,961)
Non-current portion of long-term debt	$—	$62,493	$—	$393,761	$456,254